Segmented Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segmented Information [Abstract]
Schedule of Currently Operates in a Single Reportable Operating Segment	Geographic information for the United States and Canada as of September 30, 2024, and December 31, 2023, is as follows:
	As of September 30, 2024
	Canada	United States	Total
Non-current assets other than financial instruments	$432,885	$855	$433,740
	As of December 31, 2023
	Canada	United States	Total
Non-current assets other than financial instruments	$532,276	$1,455	$533,731
Geographic information for the United States and Canada as of December 31, 2023 and 2022 is as follows:
	As at December 31, 2023
	Canada	United States	Total
Non-current assets other than financial instruments	$532,276	$1,455	$533,731
	As at December 31, 2022
	Canada	United States	Total
Non-current assets other than financial instruments	$614,977	$3,233	$618,210